Information About Components of Consolidated Statements of Financial Position - Schedule of Inventories (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
InventoriesSchedule of Inventories [Line Items]
Inventories	$ 2,235,482	$ 125,929,768
Net of agricultural products	1,545,650	110,913,884
Seeds [Member]
InventoriesSchedule of Inventories [Line Items]
Inventories	551,290	5,967,231
Resale products [Member]
InventoriesSchedule of Inventories [Line Items]
Inventories		53,788,333
Manufactured products [Member]
InventoriesSchedule of Inventories [Line Items]
Inventories	994,360	26,081,250
Goods in transit [Member]
InventoriesSchedule of Inventories [Line Items]
Inventories		5,618,540
Supplies [Member]
InventoriesSchedule of Inventories [Line Items]
Inventories		22,546,093
Agricultural products [Member]
InventoriesSchedule of Inventories [Line Items]
Inventories	689,832	15,015,884
Allowance for obsolescence [Member]
InventoriesSchedule of Inventories [Line Items]
Inventories		$ (3,087,563)